Shareholders' Equity - Additional Information (Detail)									1 Months Ended	3 Months Ended																6 Months Ended			12 Months Ended
	Jun. 17, 2020 $ / shares	May 31, 2019 $ / shares	Mar. 27, 2019 $ / shares	Nov. 05, 2018 USD ($)	May 31, 2018 $ / shares	Mar. 27, 2018 $ / shares	Jun. 20, 2017 $ / shares	Jan. 22, 2007	Oct. 31, 2016	Mar. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 $ / shares	Jun. 30, 2018 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Sep. 30, 2017 $ / shares	Jun. 30, 2017 $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2007	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 € / shares	May 20, 2012	May 20, 2011	May 20, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital | €																																		€ 1,810,000,000
Common stock, shares authorized											1,200,000,000				1,200,000,000														1,200,000,000	1,200,000,000				1,200,000,000
Preference stock, shares authorized											540,000,000				540,000,000														540,000,000	540,000,000				540,000,000
Common stock, nominal value | € / shares																																		€ 1.04	€ 1.04
Common stock, shares issued											911,239,420				911,186,920														911,239,420	911,186,920				911,239,420
Common stock, shares outstanding											905,415,002				891,434,489														905,415,002	891,434,489				905,415,002
Shares issued as a percentage of par value of the preference shares to be issued								25.00%
Preference shares outstanding maximum period																																	2 years
Expiration period of options after date of grant, in years								10 years
Expiration extended period of options after date of grant,in years									10 years
Preference share issued											0				0														0	0				0
Company owned treasury stock											5,824,418				19,752,431														5,824,418	19,752,431				5,824,418
Transfer of treasury shares to employees under the Company's share based remuneration programs															60,484,598															60,484,598
Transfer of treasury shares to employees under the Company's share based remuneration during the year																														7,260,486
Period of buy-back program				3 years
Stock Repurchase Program, Remaining Authorized Repurchase Amount | $				$ 750,000,000							$ 125,000,000																		$ 125,000,000
Number of common shares authorized to repurchase											4,800,000																		4,800,000					4,800,000
Total intrinsic value of options exercised | $											$ 2,000,000				$ 1,000,000				$ 1,000,000										$ 2,000,000	$ 1,000,000	$ 1,000,000
Total intrinsic value of options outstanding | $											2,000,000				3,000,000														2,000,000	3,000,000
Fair value of shares vested | $																													141,000,000	114,000,000	68,000,000
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory | $											6,000,000				$ 6,000,000				$ 6,000,000										6,000,000	6,000,000	6,000,000
Total unrecognized compensation cost related to the grant of unvested shares | $											$ 182,000,000																		$ 182,000,000
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																													9 months
Deferred income tax benefit relating to unvested share based compensation expense | $																													$ 10,000,000	9,000,000	7,000,000
Dividends, per share | $ / shares	$ 0.168	$ 0.24			$ 0.24		$ 0.24				$ 0.042	$ 0.042	$ 0.042	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.06
Dividends payable to stockholders | $											$ 42,000,000				$ 58,000,000														42,000,000	58,000,000
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share | $ / shares										$ 0.042
Dividend Distribution First Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																													37,000,000	53,000,000	54,000,000	$ 53,000,000
Dividend Distribution Second Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																													38,000,000	53,000,000	54,000,000	53,000,000
Dividend Distribution Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																													34,000,000	$ 48,000,000	$ 48,000,000	$ 47,000,000
Dividend Distribution Remaining Portion of Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																										$ 6,000,000	$ 6,000,000	$ 7,000,000
Dividends payable to stockholders | $											4,000,000																		4,000,000
Dividend Distribution of Last Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																										$ 53,000,000	$ 54,000,000	$ 53,000,000
Dividends payable to stockholders | $											$ 38,000,000																		$ 38,000,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																													7,260,486
Vesting period of awards																													3 years
Vesting schedule for Supervisory Board																													one third of the total number of awards granted
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																														$ 14.97
Supervisory Board 2012 Plan [Member] | Supervisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards are granted at the nominal value of the share | € / shares																																		€ 1.04
Vesting period of awards																													3 years
Vesting schedule for Supervisory Board																													one third every year
Employee Plan 2009 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																																				32.00%	32.00%	36.00%
Employee Plan 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares						$ 16.52
Employee Plan 2017 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest						100.00%
Employee Plan 2017 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																													2,633,745
Employee Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares			$ 22.78
Employee Plan 2018 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest			100.00%
Employee Plan 2018 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																													2,442,327
Employee Plan 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																														$ 19.28
Employee Plan 2019 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																														66.67%
Employee Plan 2019 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																													2,172,160
Employee Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																													$ 30.17
Options expected to vest, options (in shares)											3,605,365																		3,605,365					3,605,365
Employee Plan 2020 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares to vest																													66.67%
Employee Plan 2020 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																													600
Tranche A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company owned treasury stock											11,400,000																		11,400,000					11,400,000